UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2007
                                                   -------------

Check here if Amendment ; Amendment Number:

This Amendment (Check only one.):    [_]  is a restatement.
                                          ------------------
                                     [_]  adds new holdings entries.
                                          -------------------------

Institutional Investment Manager Filing this Report:

Name:     Russell B. Faucett
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Address:  2001 Wilshire Blvd., Suite 401
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          Santa Monica, California 90403
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Form 13F File Number:  28 -  12082
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:     Russell B. Faucett
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Title:
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Phone:    (310) 264-4844
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Signature, Place, and Date of Signing:

   Russell B. Faucett          Santa Monica, California        July 12, 2007
------------------------       ------------------------     --------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



SEC 1685 (3-01)  Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                             ---------------------
Form 13F Information Table Entry Total:                11
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Form 13F Information Table Value Total:              65,427
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                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

------------------------------------------------------------------------------------------------------------------------------------
       COLUMN 1            COLUMN 2      COLUMN 3     COLUMN 4              COLUMN 5          COLUMN 6             COLUMN 7
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                                                                     SHRS                                      VOTING AUTHORITY
                            TITLE OF                                OR PRN     SH/   PUT/    INVESTMENT
   NAME OF ISSUER            CLASS        CUSIP        VALUE          AMT      PRN   CALL    DISCRETION     SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------

   AUTOBYTEL                 COM       05275N106     2,707,250      637,000    SH              Sole       637,000
------------------------------------------------------------------------------------------------------------------------------------
   CALIFORNIA MICRO
   DEVICES                   COM       130439102     3,033,450      749,000    SH              Sole       749,000
------------------------------------------------------------------------------------------------------------------------------------
   DITECH
   COMMUNICATIONS            COM       25500T108     3,759,210      459,000    SH              Sole       459,000
------------------------------------------------------------------------------------------------------------------------------------

   EXPONENT                  COM       30214U102     5,100,360      228,000    SH              Sole       228,000
------------------------------------------------------------------------------------------------------------------------------------
   ISHARES RUSSELL 2000
   INDEX FUND                COM       464287655    19,163,760      231,000    SH              Sole       231,000
------------------------------------------------------------------------------------------------------------------------------------
   ISHARES S&P SMALL
   CAP 600                   COM       464287804     2,346,300       33,000    SH              Sole        33,000
------------------------------------------------------------------------------------------------------------------------------------

   LECROY                    COM       52324W109     3,304,800      340,000    SH              Sole       340,000
------------------------------------------------------------------------------------------------------------------------------------
   RYDEX ETF TRUST S&P
   500 UNWEIGHTED            COM       78355W106    10,137,600      198,000    SH              Sole       198,000
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   STANDARD & POORS
   400 MID-CAP DEP
   RECEIPTS                  COM       595635103    10,754,700       66,000    SH              Sole        66,000
------------------------------------------------------------------------------------------------------------------------------------
   VERI-TEK
   INTERNATIONAL             COM       92342X101     4,708,420      593,000    SH              Sole       593,000
------------------------------------------------------------------------------------------------------------------------------------

   VIRAGE LOGIC              COM       92763R104       411,040       56,000    SH              Sole        56,000
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